STOCKHOLDERS' EQUITY - Preferred Stock Shares (Details) - LifeSci Acquisition II Corp - $ / shares	Jun. 30, 2021	Jun. 30, 2020
Preferred shares, shares authorized	1,000,000	1,000,000
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0